Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Repayment schedule [Abstract]
Corporate debt	$ 959,681	$ 723,791
Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	19,936
Between January and September 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	4,080
Between October and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	10,705
2020 [Member]
Repayment schedule [Abstract]
Corporate debt		28,706
2021 [Member]
Repayment schedule [Abstract]
Corporate debt		18,023
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0	182,481
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	100,513
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	100,413
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	924,960	293,655
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	10,710	10,089
2017 Credit Facility [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	5
2017 Credit Facility [Member] | Between January and September 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between October and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	10,705
2017 Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		4
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		10,085
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt		81,865
New Revolving Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		701
New Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		81,164
New Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
New Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2017 [Member]
Repayment schedule [Abstract]
Corporate debt		302,327
Note Issuance Facility 2017 [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		84
Note Issuance Facility 2017 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2017 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		101,317
Note Issuance Facility 2017 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		100,513
Note Issuance Facility 2017 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		100,413
Note Issuance Facility 2017 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	326,384	301,593
Note Issuance Facility 2019 [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Between January and September 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Between October and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		7,938
Note Issuance Facility 2019 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	326,384	293,655
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	159,933
Note Issuance Facility 2020 [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between January and September 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between October and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	159,933
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	22,825	27,917
Commercial Paper [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	18,745
Commercial Paper [Member] | Between January and September 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	4,080
Commercial Paper [Member] | Between October and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		27,917
Commercial Paper [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	$ 0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	336,762
2020 Green Private Placement [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	241
2020 Green Private Placement [Member] | Between January and September 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between October and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	336,521
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	103,067
Green Exchangeable Notes [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	945
Green Exchangeable Notes [Member] | Between January and September 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between October and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 102,122